Common Stock - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Vote	Mar. 31, 2011 Vote	Mar. 31, 2010
Class of Stock [Line Items]
Common stock, authorized	30,000,000		30,000,000		24,000,000	24,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, issued	17,328,797		17,328,797		483,242	464,994
Common stock, outstanding	17,328,797		17,328,797		483,242	464,994
Common stock, right per share	1				1	1
Common stock dividends declared and paid per share	$ 0.000	$ 0.767	$ 0.000	$ 0.862	$ 0.86	$ 0.80	$ 0.22
Common stock dividends declared and paid	$ 0	$ 363,000	$ 0	$ 408,000	$ 408,000	$ 371,000	$ 102,000
Common stock, dividend declared	$ 0		$ 0